FINANCIAL EXPENSES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL EXPENSES, NET [Abstract]
Foreign currency exchange differences, income	$ 166	$ 395	$ 70
Interest on cash equivalents and restricted deposits	18	20	5
Others	31	197
Total other income	215	612	75
Interest on convertible note and loans from shareholders	376	159	174
Amortization of discount on a convertible note and loans from shareholders	516	212	576
Foreign currency exchange differences, expenses	60	288	177
Interest on loans from banks and other credit balances	26	27	83
Bank commissions and others	280	404	249
Total expenses	1,258	1,090	1,259
Total financial expenses, net	$ (1,043)	$ (478)	$ (1,184)